UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-04700

                               The Gabelli Equity Trust Inc.

(Exact name of registrant as specified in charter)

One Corporate Center

                         Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                         Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-800-422-3554

Date of fiscal year end:   December 31

Date of reporting period:   June 30, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

The Gabelli Equity Trust Inc.

Semiannual Report — June 30, 2017

(Y)our Portfolio Management Team

Mario J. Gabelli, CFA Chief Investment Officer	Christopher J. Marangi Co-Chief Investment Officer BA, Williams College MBA, Columbia Business School	Kevin V. Dreyer Co-Chief Investment Officer BSE, University of Pennsylvania MBA, Columbia Business School	Robert D. Leininger, CFA Portfolio Manager BA, Amherst College MBA, Wharton School, University of Pennsylvania	Daniel M. Miller Managing Director, GAMCO Investors BS, University of Miami

To Our Shareholders,

For the six months ended June 30, 2017, the net asset value (“NAV”) total return of The Gabelli Equity Trust Inc. (the “Fund”) was 11.0%, compared with total returns of 9.3% and 9.4% for the Standard & Poor’s (“S&P”) 500 Index and the Dow Jones Industrial Average, respectively. The total return for the Fund’s publicly traded shares was 13.7%. The Fund’s NAV per share was $6.18, while the price of the publicly traded shares closed at $6.18 on the New York Stock Exchange (“NYSE”). See below for additional performance information.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2017.

Comparative Results

Average Annual Returns through June 30, 2017 (a) (Unaudited)
	Year to Date	1 Year	5 Year	10 Year	15 Year	20 Year	25 Year	Since Inception (08/21/86)
Gabelli Equity Trust
NAV Total Return (b)	11.04%	18.30%	14.12%	6.91%	10.39%	9.35%	10.52%	10.83%
Investment Total Return (c)	13.65	24.58	14.17	6.86	8.31	9.56	10.42	10.59
S&P 500 Index	9.34	17.90	14.63	7.18	8.34	7.15	9.66	10.08	(d)
Dow Jones Industrial Average	9.36	22.07	13.39	7.53	8.42	7.70	10.31	11.01	(d)
Nasdaq Composite Index	14.75	28.37	17.45	10.23	11.22	8.47	10.02	9.75	(e)

(a)

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The Dow Jones Industrial Average is an unmanaged index of 30 large capitalization stocks. The S&P 500 and the Nasdaq Composite Indices are unmanaged indicators of stock market performance. Dividends are considered reinvested except for the Nasdaq Composite Index. You cannot invest directly in an index.

(b)

Total returns and average annual returns reflect changes in the NAV per share, reinvestment of distributions at NAV on the ex-dividend date, adjustments for rights offerings, spin-offs, and taxes paid on undistributed long term capital gains and are net of expenses. Since inception return is based on an initial NAV of $9.34.

(c)

Total returns and average annual returns reflect changes in closing market values on the NYSE, reinvestment of distributions, and adjustments for rights offerings, spin-offs, and taxes paid on undistributed long term capital gains. Since inception return is based on an initial offering price of $10.00.

(d)	From August 31, 1986, the date closest to the Fund’s inception for which data are available.
(e)	From September 30, 1986, the date closest to the Fund’s inception for which data are available.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of total investments as of June 30, 2017:

The Gabelli Equity Trust Inc.

Food and Beverage	12.0%
Financial Services	10.1%
Entertainment	6.6%
Equipment and Supplies	5.9%
Health Care	5.1%
Diversified Industrial	5.0%
Consumer Services	4.5%
Consumer Products	4.2%
Energy and Utilities	3.9%
Automotive: Parts and Accessories	3.6%
Cable and Satellite	3.4%
Business Services	3.4%
Telecommunications	3.2%
Retail	2.7%
Machinery	2.5%
Broadcasting	2.5%
Electronics	2.4%
Specialty Chemicals	2.3%
Aerospace and Defense	2.2%
Hotels and Gaming	1.9%
Environmental Services	1.6%

Aviation: Parts and Services	1.4%
U.S. Government Obligations	1.1%
Wireless Communications	1.0%
Telecommunication Services	1.0%
Computer Software and Services	0.7%
Building and Construction	0.7%
Communications Equipment	0.7%
Metals and Mining	0.7%
Closed-End Funds	0.7%
Automotive	0.7%
Agriculture	0.6%
Publishing	0.6%
Transportation	0.5%
Real Estate	0.4%
Manufactured Housing and Recreational Vehicles	0.1%
Real Estate Investment Trusts	0.1%

100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

Certifications

The Fund’s Chief Executive Officer has certified to the New York Stock Exchange (“NYSE”) that, as of June 9, 2017, he was not aware of any violation by the Fund of applicable NYSE corporate governance listing standards. The Fund reports to the SEC on Form N-CSR which contains certifications by the Fund’s principal executive officer and principal financial officer that relate to the Fund’s disclosure in such reports and that are required by Rule 30a-2(a) under the 1940 Act.

The Gabelli Equity Trust Inc.

Portfolio Changes — Quarter Ended June 30, 2017 (Unaudited)

	Shares	Ownership at June 30, 2017
NET PURCHASES
Common Stocks
Advance Auto Parts Inc.	3,000	13,000
Altaba Inc.	130,000	130,000
Altice USA Inc., Cl. A	20,000	20,000
Ascena Retail Group Inc.	120,000	250,000
Ashland Global Holdings Inc.	1,000	11,000
Baker Hughes Inc.	11,000	11,000
BioScrip Inc.	197,998	3,134,549
Cincinnati Bell Inc.	5,000	140,000
Clear Channel Outdoor Holdings Inc., Cl. A	3,000	160,000
CNH Industrial NV	10,000	70,092
CR Bard Inc.	500	500
Davide Campari-Milano SpA(a)	652,800	1,305,600
Denny’s Corp.	5,000	9,000
Deutsche Bank AG	8,000	24,000
Donnelley Financial Solutions, Inc.	37,000	47,000
Edgewell Personal Care Co.	3,700	199,700
Emerald Expositions Events Inc.	25,000	25,000
Entertainment One Ltd.	75,000	75,000
Essity AB, Cl. B(b)	27,600	27,600
Gerber Scientific Inc., Escrow	60,000	60,000
Herc Holdings Inc.	43,559	96,559
Hertz Global Holdings Inc.	81,100	401,100
Hewlett Packard Enterprise Co.	14,000	49,000
Incyte Corp.	1,000	4,000
International Game Technology plc	4,000	13,095
Inventure Foods Inc.	65,787	429,626
Janus Henderson Group plc	143,000	143,000
Jason Industries Inc.	30,000	395,385
Legg Mason Inc.	20,000	145,000
Liberty Media Corp.- Liberty Braves, Cl. C	6,000	79,758
Millicom International Cellular SA, SDR	6,000	99,000
Mueller Water Products Inc., Cl. A	3,000	9,000
National Fuel Gas Co.	15,000	40,000
NeoGenomics Inc.	27,621	27,621
Newell Brands Inc.	1,500	23,000
Och-Ziff Capital Management Group LLC, Cl. A	35,000	195,000
O’Reilly Automotive Inc.	500	73,500
Patterson-UTI Energy Inc.	80,000	80,000
Penske Automotive Group Inc.	8,909	20,909
Rockwell Collins Inc.(c)	4,652	4,652
Rolls-Royce Holdings plc, Cl. C(d)	85,839,000	85,839,000
Stericycle Inc.	2,000	9,000
Synchrony Financial	10,000	10,000
T. Rowe Price Group Inc.	10,000	113,400
TimkenSteel Corp.	30,000	160,000
United Natural Foods Inc.	1,000	18,000
Valvoline Inc.(e)	29,001	29,001
Waddell & Reed Financial Inc., Cl. A	20,000	150,000

	Shares	Ownership at June 30, 2017
Weatherford International plc	40,400	75,400
Zayo Group Holdings Inc.	1,000	20,000

NET SALES
Common Stocks
Adient plc	(1,515)	29,834
Akorn Inc.	(23,579)	47,519
Alere Inc.	(9,000)	31,000
American Express Co.	(6,000)	411,000
AMETEK Inc.	(4,000)	414,000
Apple Inc.	(1,000)	9,000
Armstrong Flooring Inc.	(100)	162,400
AT&T Inc.	(28,000)	105,000
Avon Products Inc.	(8,000)	117,000
B/E Aerospace Inc.(c)	(15,000)	—
Becton, Dickinson and Co.	(2,000)	8,000
Berkshire Hathaway Inc., Cl. A	(2)	114
Blucora Inc.	(17,500)	15,000
Boston Scientific Corp.	(10,000)	260,000
Brown-Forman Corp., Cl. A	(1,000)	105,200
Builders FirstSource Inc.	(25,000)	—
Cable One Inc.	(300)	1,000
Canadian Solar Inc.	(30,000)	—
CBS Corp., Cl. A, Voting	(1,000)	242,300
Charter Communications Inc., Cl. A	(1,454)	29,358
Chemtura Corp.	(30,000)	—
Corning Inc.	(15,000)	375,000
Crane Co.	(2,000)	171,100
CST Brands Inc.	(50,500)	—
Curtiss-Wright Corp.	(4,000)	252,300
DaVita Inc.	(5,000)	10,000
Deere & Co.	(4,000)	221,000
Diageo plc, ADR	(10,000)	161,000
Donaldson Co. Inc.	(6,000)	331,800
EchoStar Corp., Cl. A	(7,500)	42,700
Endo International plc	(55,784)	—
Ferro Corp.	(45,000)	397,000
Forest City Realty Trust Inc., Cl. A	(13,000)	27,000
General Motors Co.	(3,746)	88,000
Gogo Inc.	(30,000)	105,000
Halliburton Co.	(4,700)	191,700
Honeywell International Inc.	(4,000)	322,000
IAC/InterActiveCorp.	(3,000)	40,000
IDEX Corp.	(11,000)	229,000
Integrated Device Technology Inc.	(10,000)	22,500
Internap Corp.	(36,000)	526,500
International Flavors & Fragrances Inc.	(2,000)	71,000
Janus Capital Group Inc.	(340,100)	—
Landauer Inc.	(2,000)	86,000
Mandarin Oriental International Ltd.	(118,500)	4,451,000
Mead Johnson Nutrition Co.	(25,000)	—
MGM Resorts International	(14,700)	118,725

See accompanying notes to financial statements.

The Gabelli Equity Trust Inc.

Portfolio Changes (Continued) — Quarter Ended June 30, 2017 (Unaudited)

	Shares	Ownership at June 30, 2017
PepsiCo Inc.	(10,000)	180,000
Quinpario Acquisition Corp. 2	(10,453)	—
Rollins Inc.	(1,000)	1,604,000
Syngenta AG, ADR	(12,800)	—
The Boeing Co.	(2,500)	40,000
The Coca-Cola Co.	(5,000)	99,600
The WhiteWave Foods Co.	(57,000)	—
Time Warner Inc.	(35,000)	165,800
T-Mobile US Inc.	(5,000)	30,000
Twitter Inc.	(55,000)	—
UnitedHealth Group Inc.	(2,000)	72,000
Westar Energy Inc.	(4,000)	158,000
Xylem Inc.	(10,000)	260,000
Yahoo! Inc.	(130,000)	—
Corporate Bonds
Mueller Industries Inc., expire 03/01/2027	(200,000)	—
Rights
Deutsche Bank AG, expire 04/06/2017	(16,000)	—
Warrants
Daseke Inc., expire 09/11/2020	(15,000)	—
Kinder Morgan Inc., expire 05/25/2017	(115,800)	—

(a)	Stock Split - 2 shares for every 1 share held.
(b)	Spin-off - 1 share of Essity AB, Cl. B. for every 1 share of Svenska Cellulose AB, Cl. B. held.
(c)	Merger - $34.10 cash plus 0.3101 shares of new Rockwell Collins Inc., for every B/E Aerospace Inc.
(d)	Spin-off - 71 shares of Rolls-Royce Holdings plc, Cl. C for every 1 share of Rolls-Royce Holdings plc held.
(e)	Spin-off - 2.745338 shares of Valvoline Inc. for every 1 share of Ashland Global Inc. held. 1,198 shares of Valvoline Inc. were sold after the spin off.

See accompanying notes to financial statements.

The Gabelli Equity Trust Inc.

Schedule of Investments — June 30, 2017 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 98.1%
	Food and Beverage — 12.0%
3,000	Ajinomoto Co. Inc.	$52,866	$64,721
105,200	Brown-Forman Corp., Cl. A	1,820,590	5,186,360
35,950	Brown-Forman Corp., Cl. B	1,269,227	1,747,170
63,800	Campbell Soup Co.	1,781,130	3,327,170
65,000	Chr. Hansen Holding A/S	2,725,303	4,727,472
15,000	Coca-Cola European Partners plc	275,290	610,050
135,000	Conagra Brands Inc.	4,266,922	4,827,600
30,000	Constellation Brands Inc., Cl. A	376,266	5,811,900
18,000	Crimson Wine Group Ltd.†	91,848	192,780
201,500	Danone SA	9,779,634	15,145,756
1,305,600	Davide Campari-Milano SpA	3,566,380	9,200,667
161,000	Diageo plc, ADR	10,765,537	19,292,630
82,400	Dr Pepper Snapple Group Inc.	2,704,892	7,507,464
80,000	Flowers Foods Inc.	263,976	1,384,800
76,200	Fomento Economico Mexicano SAB de CV, ADR	1,872,322	7,493,508
55,000	General Mills Inc.	2,252,522	3,047,000
1,848,400	Grupo Bimbo SAB de CV, Cl. A	2,624,248	4,658,492
41,300	Heineken NV	1,962,995	4,015,658
11,000	Ingredion Inc.	162,440	1,311,310
429,626	Inventure Foods Inc.†	2,980,189	1,851,688
105,000	ITO EN Ltd	2,422,898	3,827,517
27,800	Kellogg Co.	1,518,251	1,930,988
64,000	Kerry Group plc, Cl. A	735,609	5,510,839
86,666	Lamb Weston Holdings Inc.	2,655,649	3,816,771
9,700	LVMH Moet Hennessy Louis Vuitton SE	335,341	2,418,519
45,000	Maple Leaf Foods Inc.	828,035	1,136,104
330,000	Mondele¯z International Inc., Cl. A	11,497,898	14,252,700
70,000	Morinaga Milk Industry Co. Ltd	299,202	532,741
41,000	Nestlé SA.	1,791,828	3,568,099
180,000	PepsiCo Inc.	11,567,080	20,788,200
39,200	Pernod Ricard SA	3,228,300	5,249,560
26,000	Post Holdings Inc.†	882,170	2,018,900
40,000	Remy Cointreau SA	2,377,486	4,671,403
55,000	The Kraft Heinz Co.	2,017,310	4,710,200
99,600	The Coca-Cola Co.	3,092,328	4,467,060
32,000	The Hain Celestial Group Inc.†	214,736	1,242,240
3,000	The J.M. Smucker Co.	149,101	354,990
132,809	Tootsie Roll Industries Inc.	1,771,732	4,628,394
50,000	Tyson Foods Inc., Cl. A	421,291	3,131,500
341,000	Yakult Honsha Co. Ltd	9,700,538	23,193,154

		109,101,360	212,854,075

Shares		Cost	Market Value
	Financial Services — 10.1%
411,000	American Express Co.(a)	$26,917,387	$34,622,640
25,000	American International Group Inc.	1,374,505	1,563,000
14,520	Argo Group International Holdings Ltd	389,834	879,912
72,000	Banco Santander SA, ADR	545,542	481,680
114	Berkshire Hathaway Inc., Cl. A†	335,298	29,035,800
32,600	Blackhawk Network Holdings Inc.†	1,089,256	1,421,360
12,800	CIT Group Inc.	548,363	623,360
88,000	Citigroup Inc.	3,646,777	5,885,440
9,000	Cullen/Frost Bankers Inc.	665,261	845,190
24,000	Deutsche Bank AG	679,775	426,960
8,000	Financial Engines Inc.	284,394	292,800
50,000	Fortress Investment Group LLC, Cl. A	264,068	399,500
68,000	H&R Block Inc.	1,532,208	2,101,880
40,000	Interactive Brokers Group Inc., Cl. A	643,310	1,496,800
143,000	Janus Henderson Group plc†	3,127,990	4,734,730
61,400	JPMorgan Chase & Co.	2,865,137	5,611,960
29,800	Kinnevik AB, Cl. A	494,015	1,054,445
145,000	Legg Mason Inc.	4,109,572	5,533,200
88,000	Leucadia National Corp.	1,259,355	2,302,080
14,000	Loews Corp.	558,454	655,340
125,000	Marsh & McLennan Companies Inc.	3,772,923	9,745,000
9,000	Moody’s Corp.	312,150	1,095,120
195,000	Och-Ziff Capital Management Group LLC, Cl. A	615,978	499,200
20,000	PayPal Holdings Inc.†	651,955	1,073,400
105,300	S&P Global Inc.	4,404,349	15,372,747
124,100	State Street Corp.	5,232,321	11,135,493
17,000	SunTrust Banks Inc.	358,050	964,240
10,000	Synchrony Financial	275,012	298,200
113,400	T. Rowe Price Group Inc.	4,065,822	8,415,414
210,500	The Bank of New York Mellon Corp.	6,707,443	10,739,710
20,000	The Charles Schwab Corp.	292,250	859,200
12,300	The Dun & Bradstreet Corp.	292,691	1,330,245
10,000	The PNC Financial Services Group Inc.	956,448	1,248,700
13,000	W. R. Berkley Corp.	476,775	899,210
150,000	Waddell & Reed Financial Inc., Cl. A	3,429,408	2,832,000
235,000	Wells Fargo & Co.	7,377,851	13,021,350

		90,551,927	179,497,306

See accompanying notes to financial statements.

The Gabelli Equity Trust Inc.

Schedule of Investments (Continued) — June 30, 2017 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Entertainment — 6.6%
29,358	Charter Communications Inc., Cl. A†	$5,005,634	$9,889,242
41,600	Discovery Communications Inc., Cl. A†	1,391,742	1,074,528
235,800	Discovery Communications Inc., Cl. C†	2,716,076	5,944,518
75,000	Entertainment One Ltd.	212,881	215,296
533,000	Grupo Televisa SAB, ADR	8,059,059	12,989,210
10,700	Liberty Media Corp.- Liberty Braves, Cl. A†	197,899	255,623
79,758	Liberty Media Corp.- Liberty Braves, Cl. C†	1,347,050	1,911,799
48,641	Lions Gate Entertainment Corp., Cl. B†	1,269,530	1,278,285
10,000	Live Nation Entertainment Inc.†	274,451	348,500
24,000	Pinnacle Entertainment Inc.†	268,320	474,240
103,200	The Madison Square Garden Co, Cl. A†	5,592,162	20,320,080
165,800	Time Warner Inc.	9,479,845	16,647,978
40,000	Tokyo Broadcasting System Holdings Inc.	796,181	706,646
560,200	Twenty-First Century Fox Inc., Cl. A	5,861,488	15,876,068
370,000	Twenty-First Century Fox Inc., Cl. B	8,026,295	10,311,900
70,000	Universal Entertainment Corp.	1,103,319	2,137,808
279,521	Viacom Inc., Cl. A	13,193,575	10,635,774
245,000	Vivendi SA	5,982,999	5,453,834

		70,778,506	116,471,329

	Equipment and Supplies — 5.9%
414,000	AMETEK Inc.	9,561,678	25,075,980
7,000	Amphenol Corp., Cl. A	12,928	516,740
94,000	CIRCOR International Inc.	3,412,305	5,581,720
331,800	Donaldson Co. Inc.	4,094,830	15,110,172
207,000	Flowserve Corp.	4,362,047	9,611,010
37,400	Franklin Electric Co. Inc.	215,706	1,548,360
229,000	IDEX Corp.	9,184,410	25,879,290
43,000	Ingersoll-Rand plc	928,418	3,929,770
40,100	Mueller Industries Inc.	944,025	1,221,045
9,000	Mueller Water Products Inc., Cl. A	106,793	105,120
13,000	Sealed Air Corp.	208,280	581,880
45,000	Tenaris SA, ADR	1,981,220	1,401,300
10,000	The Greenbrier Companies Inc.	198,206	462,500
4,000	The Manitowoc Co. Inc.†	5,854	24,040
80,000	The Timken Co.	3,018,718	3,700,000
59,600	The Weir Group plc	250,790	1,343,713

Shares		Cost	Market Value
125,000	Watts Water Technologies Inc., Cl. A	$3,970,158	$7,900,000
4,000	Welbilt Inc.†	19,597	75,400

		42,475,963	104,068,040

	Health Care — 5.1%
6,000	Agilent Technologies Inc.	247,707	355,860
47,519	Akorn Inc.†	1,066,857	1,593,787
31,000	Alere Inc.†	1,210,062	1,555,890
10,000	Allergan plc	2,117,098	2,430,900
34,000	Amgen Inc.	2,470,200	5,855,820
17,000	Baxter International Inc.	502,032	1,029,180
8,000	Becton, Dickinson and Co.	898,802	1,560,880
9,200	Biogen Inc.†	1,427,484	2,496,512
3,134,549	BioScrip Inc.†	6,048,417	8,510,301
3,500	Bioverativ Inc.†	114,504	210,595
260,000	Boston Scientific Corp.†	1,840,086	7,207,200
96,300	Bristol-Myers Squibb Co.	4,502,440	5,365,836
500	CR Bard Inc.	154,455	158,055
10,000	DaVita Inc.†	644,504	647,600
20,000	Express Scripts Holding Co.†	1,359,191	1,276,800
17,500	Globus Medical Inc., Cl. A†	424,107	580,125
28,000	Henry Schein Inc.†	1,651,762	5,124,560
4,000	Incyte Corp.†	486,885	503,640
46,800	Indivior plc	28,408	190,606
37,000	Johnson & Johnson	2,400,670	4,894,730
10,000	Medtronic plc	737,384	887,500
95,200	Merck & Co. Inc.	2,219,590	6,101,368
27,621	NeoGenomics Inc.†	206,529	247,484
84,000	Novartis AG, ADR	3,841,437	7,011,480
1,500	Shire plc, ADR	289,815	247,905
15,000	Teva Pharmaceutical Industries Ltd., ADR	581,414	498,300
72,000	UnitedHealth Group Inc.	4,389,309	13,350,240
4,000	Waters Corp.†	285,470	735,360
268,000	William Demant Holding A/S†	2,441,826	6,936,340
8,600	Zimmer Biomet Holdings Inc.	435,897	1,104,240
35,000	Zoetis Inc.	1,122,327	2,183,300

		46,146,669	90,852,394

	Diversified Industrial — 5.0%
500	Acuity Brands Inc.	12,751	101,640
160,000	Ampco-Pittsburgh Corp.	2,128,534	2,360,000
171,100	Crane Co.	4,833,174	13,581,918
153,000	General Electric Co.	3,712,505	4,132,530
132,000	Greif Inc., Cl. A	1,955,631	7,362,960
10,000	Greif Inc., Cl. B	635,644	604,000
65,478	Griffon Corp.	1,222,257	1,437,242
322,000	Honeywell International Inc.	23,900,887	42,919,380
117,000	ITT Inc.	1,436,279	4,701,060
11,000	Jardine Strategic Holdings Ltd	222,951	458,590
40,000	Kennametal Inc.	895,654	1,496,800

See accompanying notes to financial statements.

The Gabelli Equity Trust Inc.

Schedule of Investments (Continued) — June 30, 2017 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Diversified Industrial (Continued)
50,000	Myers Industries Inc.	$818,952	$897,500
85,000	Park-Ohio Holdings Corp.	892,930	3,238,500
9,666	Rayonier Advanced Materials Inc.	160,768	151,950
30,000	Rexnord Corp.†	630,867	697,500
15,000	ServiceMaster Global Holdings Inc.†	553,798	587,850
15,000	Sulzer AG	739,785	1,700,386
100,000	Toray Industries Inc.	771,663	836,008
12,000	Tredegar Corp.	171,530	183,000
46,000	Trinity Industries Inc.	619,878	1,289,380

		46,316,438	88,738,194

	Consumer Services — 4.5%
20,000	eBay Inc.†	416,823	698,400
40,000	IAC/InterActiveCorp.†	1,022,109	4,129,600
24,642	Liberty Expedia Holdings Inc., Cl. A†	521,749	1,331,161
225,200	Liberty Interactive Corp. QVC Group, Cl. A†	3,714,133	5,526,408
21,000	Liberty TripAdvisor Holdings Inc., Cl. A†	247,059	243,600
45,398	Liberty Ventures, Cl. A†	901,142	2,373,861
1,604,000	Rollins Inc.	17,163,833	65,298,840
5,500	TripAdvisor Inc.†	194,460	210,100

		24,181,308	79,811,970

	Consumer Products — 4.2%
117,000	Avon Products Inc.†	980,571	444,600
14,100	Christian Dior SE	534,292	4,031,723
28,000	Church & Dwight Co. Inc.	385,294	1,452,640
65,600	Coty Inc., Cl. A	1,228,184	1,230,656
199,700	Edgewell Personal Care Co.†	14,419,133	15,181,194
146,000	Energizer Holdings Inc.	4,380,826	7,010,920
27,600	Essity AB, Cl. B†	294,742	755,137
2,100	Givaudan SA	725,396	4,200,438
90,000	Hanesbrands Inc.	788,898	2,084,400
23,800	Harley-Davidson Inc.	1,105,662	1,285,676
1,270	Hermes International	444,999	627,573
5,000	Mattel Inc.	69,500	107,650
11,000	National Presto Industries Inc.	529,994	1,215,500
23,000	Newell Brands Inc.	1,070,695	1,233,260
10,000	Oil-Dri Corp. of America	171,255	420,100
46,800	Reckitt Benckiser Group plc	1,391,995	4,744,734
27,600	Svenska Cellulosa AB, Cl. B	73,685	208,850
816,900	Swedish Match AB	9,690,211	28,769,479

		38,285,332	75,004,530

	Energy and Utilities — 3.9%
11,000	ABB Ltd., ADR	171,270	273,900

Shares		Cost	Market Value
39,000	Anadarko Petroleum Corp.	$2,262,604	$1,768,260
59,000	Apache Corp.	2,771,519	2,827,870
11,000	Baker Hughes Inc.	591,800	599,610
80,000	BP plc, ADR	3,952,168	2,772,000
16,000	CMS Energy Corp.	102,219	740,000
185,100	ConocoPhillips	8,559,949	8,136,996
204,000	El Paso Electric Co.	5,709,272	10,546,800
98,400	Enbridge Inc.	2,488,608	3,917,304
24,000	Eversource Energy	545,324	1,457,040
57,600	Exxon Mobil Corp.	2,675,190	4,650,048
140,000	GenOn Energy Inc., Escrow†	0	0
191,700	Halliburton Co.	3,773,551	8,187,507
4,000	Marathon Oil Corp.	111,366	47,400
22,000	Marathon Petroleum Corp.	836,230	1,151,260
20,000	Murphy USA Inc.†	886,754	1,482,200
40,000	National Fuel Gas Co.	2,460,759	2,233,600
13,500	NextEra Energy Inc.	797,687	1,891,755
1,000	Niko Resources Ltd., OTC†	54,403	48
3,000	Niko Resources Ltd., Toronto†	923	139
32,400	Oceaneering International Inc.	437,629	740,016
80,000	Patterson-UTI Energy Inc.	1,700,728	1,615,200
15,100	Phillips 66	1,113,603	1,248,619
120,000	Rowan Companies plc, Cl. A†	4,470,497	1,228,800
20,000	RPC Inc.	259,649	404,200
15,000	Southwest Gas Holdings Inc.	347,695	1,095,900
101,000	The AES Corp.	907,143	1,122,110
75,400	Weatherford International plc†	688,722	291,798
158,000	Westar Energy Inc.	8,728,974	8,377,160

		57,406,236	68,807,540

	Automotive: Parts and Accessories — 3.6%
29,834	Adient plc	1,402,198	1,950,547
107,600	BorgWarner Inc.	4,288,790	4,557,936
240,900	Dana Inc.	2,144,653	5,379,297
12,500	Delphi Automotive plc	842,223	1,095,625
241,400	Genuine Parts Co.	11,784,671	22,392,264
395,385	Jason Industries Inc.†	924,131	510,047
185,000	Modine Manufacturing Co.†	3,549,263	3,061,750
73,500	O’Reilly Automotive Inc.†	12,101,845	16,077,390
111,000	Standard Motor Products Inc.	1,220,821	5,796,420
73,000	Superior Industries International Inc.	1,462,789	1,500,150
14,000	Visteon Corp.†	1,372,450	1,428,840

		41,093,834	63,750,266

	Cable and Satellite — 3.4%
253,600	AMC Networks Inc., Cl. A†	12,064,774	13,544,776
1,000	Cable One Inc.	345,163	710,900
160,000	Comcast Corp., Cl. A	3,263,185	6,227,200
60,400	DISH Network Corp., Cl. A†	2,044,622	3,790,704
42,700	EchoStar Corp., Cl. A†	1,748,052	2,591,890

See accompanying notes to financial statements.

The Gabelli Equity Trust Inc.

Schedule of Investments (Continued) — June 30, 2017 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Cable and Satellite (Continued)
21,712	Liberty Global plc LiLAC, Cl. A†	$407,240	$472,670
42,918	Liberty Global plc LiLAC, Cl. C†	1,218,719	918,874
427,890	Rogers Communications Inc., New York, Cl. B	4,533,833	20,200,687
19,310	Rogers Communications Inc., Toronto, Cl. B	137,424	912,043
108,800	Scripps Networks Interactive Inc., Cl. A	3,513,944	7,432,128
120,000	Shaw Communications Inc., New York, Cl. B	354,632	2,614,800
40,000	Shaw Communications Inc., Toronto, Cl. B	52,983	872,609

		29,684,571	60,289,281

	Business Services — 3.4%
14,334	Allegion plc	232,677	1,162,774
7,500	Aramark	194,037	307,350
7,000	Ascent Capital Group Inc., Cl. A†	127,348	107,520
160,000	Clear Channel Outdoor Holdings Inc., Cl. A	1,106,763	776,000
2,004	Contax Participacoes SA†	68,885	2,510
90,000	Diebold Nixdorf Inc.	3,119,797	2,520,000
16,000	DigitalGlobe Inc.†	240,796	532,800
47,000	Donnelley Financial Solutions, Inc.†	1,028,200	1,079,120
3,000	Edenred	38,786	78,226
25,000	Emerald Expositions Events Inc.	425,000	547,500
160,000	G4S plc	0	680,195
60,000	Gerber Scientific Inc., Escrow†	0	0
16,000	Jardine Matheson Holdings Ltd.	534,478	1,027,200
86,000	Landauer Inc.	2,387,051	4,497,800
25,300	Macquarie Infrastructure Corp.	1,580,073	1,983,520
289,000	Mastercard Inc., Cl. A	10,603,956	35,099,050
9,000	Stericycle Inc.†	713,585	686,880
290,000	The Interpublic Group of Companies Inc.	4,514,220	7,134,000
10,000	Vectrus Inc.†	106,200	323,200
12,800	Visa Inc., Cl. A	140,800	1,200,384

		27,162,652	59,746,029

	Telecommunications — 3.1%
105,000	AT&T Inc.	3,684,274	3,961,650
55,400	BCE Inc.	1,851,178	2,495,216
914,200	BT Group plc, Cl. A	3,780,313	3,509,605

Shares		Cost	Market Value
140,000	Cincinnati Bell Inc.†	$3,035,365	$2,737,000
100,000	Deutsche Telekom AG, ADR	1,656,300	1,801,500
105,000	Gogo Inc.†	904,316	1,210,650
32,001	Harris Corp.	2,556,439	3,490,669
36,000	Hellenic Telecommunications Organization SA	452,922	433,378
15,000	Hellenic Telecommunications Organization SA, ADR	91,062	88,920
264,732	Koninklijke KPN NV	448,166	846,922
7,040,836	LIME†	128,658	63,637
22,000	Loral Space & Communications Inc.†	753,331	914,100
22,000	Oi SA, ADR†	1,739,813	22,660
31,053	Sprint Corp.†	176,070	254,945
21,000	Telecom Argentina SA, ADR	127,554	532,140
570,000	Telecom Italia SpA†	2,217,800	526,030
70,000	Telefonica Brasil SA, ADR	726,827	944,300
595,739	Telefonica SA, ADR	8,915,134	6,189,728
563,700	Telephone & Data Systems Inc.	23,634,535	15,642,675
105,000	Telesites SAB de CV†	79,714	77,179
25,000	TELUS Corp.	233,734	863,086
125,000	Verizon Communications Inc.	5,239,043	5,582,500
48,027	Vodafone Group plc, ADR	2,096,997	1,379,816
20,000	Zayo Group Holdings Inc.†	646,738	618,000

		65,176,283	54,186,306

	Retail — 2.7%
13,000	Advance Auto Parts Inc.	1,864,076	1,515,670
250,000	Ascena Retail Group Inc.†	670,769	537,500
95,300	AutoNation Inc.†	2,664,951	4,017,848
38,000	Costco Wholesale Corp.	2,505,816	6,077,340
118,900	CVS Health Corp.	8,372,944	9,566,694
9,000	Denny’s Corp.†	101,644	105,930
25,000	Fiesta Restaurant Group Inc.†	495,140	516,250
401,100	Hertz Global Holdings Inc.†	7,591,341	4,612,650
22,100	HSN Inc.	597,444	704,990
100,000	J.C. Penney Co. Inc.†	969,807	465,000
326,000	Macy’s Inc.	6,367,418	7,576,240
20,909	Penske Automotive Group Inc.	957,326	918,114
33,300	Sally Beauty Holdings Inc.†	264,056	674,325
17,000	The Cheesecake Factory Inc.	553,064	855,100
3,000	Tiffany & Co.	171,090	281,610
18,000	United Natural Foods Inc.†	622,373	660,600
52,000	Walgreens Boots Alliance Inc.	1,540,167	4,072,120
32,000	Wal-Mart Stores Inc.	1,618,504	2,421,760
55,000	Whole Foods Market Inc.	989,403	2,316,050

		38,917,333	47,895,791

	Machinery — 2.5%
12,800	Caterpillar Inc.	86,323	1,375,488
70,092	CNH Industrial NV	632,983	797,647

See accompanying notes to financial statements.

The Gabelli Equity Trust Inc.

Schedule of Investments (Continued) — June 30, 2017 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Machinery (Continued)
221,000	Deere & Co.(a)	$7,229,031	$27,313,390
2,250	Roper Technologies Inc.	417,199	520,943
260,000	Xylem Inc.	8,091,503	14,411,800

		16,457,039	44,419,268

	Broadcasting — 2.5%
242,300	CBS Corp., Cl. A, Voting	7,256,622	15,703,463
2,000	Cogeco Inc.	39,014	104,102
17,334	Corus Entertainment Inc., OTC, Cl. B	30,215	181,990
6,666	Corus Entertainment Inc., Toronto, Cl. B	12,406	70,063
16,000	Gray Television Inc.†	14,422	219,200
19,250	Liberty Broadband Corp., Cl. A†	608,060	1,651,457
66,192	Liberty Broadband Corp., Cl. C†	2,236,120	5,742,156
19,250	Liberty Media Corp.- Liberty Formula One, Cl. A†	327,003	674,328
52,250	Liberty Media Corp.- Liberty Formula One, Cl. C†	1,197,836	1,913,395
75,000	Liberty Media Corp.- Liberty SiriusXM, Cl. A†	1,647,568	3,148,500
158,000	Liberty Media Corp.- Liberty SiriusXM, Cl. C†	4,034,747	6,588,600
292,400	MSG Networks Inc., Cl. A†	1,675,251	6,564,380
17,376	Nexstar Media Group Inc., Cl. A	1,066,018	1,039,085
36,000	Pandora Media Inc.†	463,829	321,120
85,200	Television Broadcasts Ltd	339,712	320,832

		20,948,823	44,242,671

	Electronics — 2.4%
20,000	Bel Fuse Inc., Cl. A	547,758	417,000
4,000	Emerson Electric Co.	222,819	238,480
4,000	Hitachi Ltd., ADR	287,076	246,600
22,500	Integrated Device Technology Inc.†	424,409	580,275
54,000	Intel Corp.	1,160,428	1,821,960
345,490	Johnson Controls International plc	12,611,075	14,980,446
34,170	Koninklijke Philips NV	180,354	1,223,969
2,400	Mettler-Toledo International Inc.†	337,270	1,412,496
40,000	TE Connectivity Ltd	1,553,958	3,147,200
240,000	Texas Instruments Inc.	10,937,263	18,463,200

		28,262,410	42,531,626

	Specialty Chemicals — 2.3%
12,320	AdvanSix Inc.†	146,942	384,877
11,000	Ashland Global Holdings Inc.	541,523	725,010

Shares		Cost	Market Value
20,000	E. I. du Pont de Nemours and Co.	$854,362	$1,614,200
397,000	Ferro Corp.†	4,527,990	7,261,130
8,000	FMC Corp.	136,430	584,400
35,000	H.B. Fuller Co.	1,061,829	1,788,850
71,000	International Flavors & Fragrances Inc.	4,356,717	9,585,000
5,000	Methanex Corp.	137,095	220,250
250,000	OMNOVA Solutions Inc.†	1,510,742	2,437,500
177,800	Sensient Technologies Corp.	4,609,358	14,318,234
18,000	SGL Carbon SE†	252,978	223,576
2,000	The Chemours Co.	22,594	75,840
29,001	Valvoline Inc.	543,963	687,897

		18,702,523	39,906,764

	Aerospace and Defense — 2.2%
275,000	Aerojet Rocketdyne Holdings Inc.†	2,370,094	5,720,000
1,246,553	BBA Aviation plc	2,811,697	4,990,888
35,800	Kaman Corp.	881,634	1,785,346
17,500	Northrop Grumman Corp.	900,365	4,492,425
4,652	Rockwell Collins Inc.	455,800	488,780
1,209,000	Rolls-Royce Holdings plc	9,301,551	14,030,308
85,839,000	Rolls-Royce Holdings plc, Cl. C†	110,312	111,802
40,000	The Boeing Co.	5,219,781	7,910,000

		22,051,234	39,529,549

	Hotels and Gaming — 1.9%
16,000	Accor SA	549,282	750,074
45,000	Belmond Ltd., Cl. A†	621,367	598,500
90,000	Genting Singapore plc	74,910	70,928
8,000	Hyatt Hotels Corp., Cl. A†	263,258	449,680
20,000	ILG Inc.	338,287	549,800
13,095	International Game Technology plc	246,136	239,639
579,400	Ladbrokes Coral Group plc	2,329,980	864,067
34,000	Las Vegas Sands Corp.	632,350	2,172,260
4,451,000	Mandarin Oriental International Ltd	7,804,113	8,902,000
15,000	Marriott International, Inc., Cl. A	1,229,670	1,504,650
70,000	MGM China Holdings Ltd	137,917	155,646
118,725	MGM Resorts International	2,630,776	3,714,905
188,800	Ryman Hospitality Properties Inc.	5,121,573	12,085,088
200,000	The Hongkong & Shanghai Hotels Ltd	155,450	361,193
4,000	Wyndham Worldwide Corp.	282,896	401,640
6,000	Wynn Resorts Ltd	469,634	804,720

		22,887,599	33,624,790

See accompanying notes to financial statements.

The Gabelli Equity Trust Inc.

Schedule of Investments (Continued) — June 30, 2017 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Environmental Services — 1.6%
35,000	Pentair plc	$1,197,464	$2,328,900
230,800	Republic Services Inc.	6,848,123	14,708,884
157,400	Waste Management Inc.	4,560,250	11,545,290

		12,605,837	28,583,074

	Aviation: Parts and Services — 1.4%
41,666	Arconic Inc.	880,949	943,735
252,300	Curtiss-Wright Corp.	12,171,871	23,156,094
25,500	KLX Inc.†	1,033,565	1,275,000

		14,086,385	25,374,829

	Wireless Communications — 1.0%
20,000	Altice USA Inc., Cl. A†	600,000	646,000
105,000	America Movil SAB de CV, Cl. L, ADR	735,232	1,671,600
99,000	Millicom International Cellular SA, SDR	6,382,128	5,847,377
150,000	NTT DoCoMo Inc.	2,980,751	3,536,786
46,075	Tim Participacoes SA, ADR	352,294	681,910
30,000	T-Mobile US Inc.†	889,469	1,818,600
104,600	United States Cellular Corp.†	4,965,942	4,008,272

		16,905,816	18,210,545

	Telecommunication Services — 1.0%
151,505	Liberty Global plc, Cl. A†	2,536,161	4,866,341
382,893	Liberty Global plc, Cl. C†	7,953,868	11,938,604

		10,490,029	16,804,945

	Computer Software and Services — 0.7%
4,000	Alphabet Inc., Cl. C†	2,656,885	3,634,920
15,000	Blucora Inc.†	74,987	318,000
6,000	Check Point Software Technologies Ltd.†	101,862	654,480
4,733	CommerceHub Inc., Cl. A†	31,317	82,449
13,466	CommerceHub Inc., Cl. C†	84,093	234,847
49,000	Hewlett Packard Enterprise Co.	796,911	812,910
526,500	Internap Corp.†	1,125,485	1,932,255
23,000	InterXion Holding NV†	338,737	1,052,940
21,000	NCR Corp.†	364,761	857,640
20,900	Rockwell Automation Inc.	648,748	3,384,964
15,000	VeriFone Systems Inc.†	329,752	271,500

		6,553,538	13,236,905

	Building and Construction — 0.7%
162,400	Armstrong Flooring Inc.†	2,824,340	2,918,328
18,000	Assa Abloy AB, Cl. B	310,378	395,480
80,000	Fortune Brands Home & Security Inc.	680,866	5,219,200
96,559	Herc Holdings Inc.†	3,285,436	3,796,700

Shares		Cost	Market Value
45,000	Layne Christensen Co.†	$573,982	$395,550

		7,675,002	12,725,258

	Communications Equipment — 0.7%
9,000	Apple Inc.	897,196	1,296,180
375,000	Corning Inc.	5,900,614	11,268,750

		6,797,810	12,564,930

	Metals and Mining — 0.7%
37,400	Agnico Eagle Mines Ltd	1,530,570	1,687,488
13,888	Alcoa Corp.	293,636	453,443
54,000	Barrick Gold Corp.	1,581,120	859,140
30,000	Cliffs Natural Resources Inc.†	296,432	207,600
80,000	Freeport-McMoRan Inc.†	1,408,020	960,800
4,800	Materion Corp.	108,162	179,520
50,000	New Hope Corp. Ltd	67,580	58,798
143,600	Newmont Mining Corp.	5,120,536	4,651,204
160,000	TimkenSteel Corp.†	2,837,427	2,459,200
140,000	Turquoise Hill Resources Ltd.†	726,343	371,000
15,000	Vale SA, ADR	171,892	131,250

		14,141,718	12,019,443

	Automotive — 0.7%
88,000	General Motors Co.	3,365,341	3,073,840
158,000	Navistar International Corp.†	4,003,563	4,144,340
69,000	PACCAR Inc.	299,204	4,556,760

		7,668,108	11,774,940

	Agriculture — 0.6%
200,000	Archer Daniels Midland Co.	9,150,371	8,276,000
16,000	Monsanto Co.	709,230	1,893,760
10,000	The Mosaic Co.	428,085	228,300

		10,287,686	10,398,060

	Publishing — 0.6%
1,100	Graham Holdings Co., Cl. B	588,093	659,615
82,300	Meredith Corp.	3,666,696	4,892,735
125,000	News Corp., Cl. A	1,939,129	1,712,500
146,600	News Corp., Cl. B	1,644,464	2,074,390
40,000	The E.W. Scripps Co., Cl. A†	399,742	712,400

		8,238,124	10,051,640

	Transportation — 0.5%
15,000	Daseke Inc.†	133,500	166,950
131,200	GATX Corp.	4,730,843	8,432,224

		4,864,343	8,599,174

	Real Estate — 0.4%
27,000	Forest City Realty Trust Inc., Cl. A	554,456	652,590
56,000	Griffin Industrial Realty Inc.	542,694	1,756,720
265,000	The St. Joe Co.†	4,873,297	4,968,750

		5,970,447	7,378,060

See accompanying notes to financial statements.

The Gabelli Equity Trust Inc.

Schedule of Investments (Continued) — June 30, 2017 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Manufactured Housing and Recreational Vehicles — 0.1%
5,000	Martin Marietta Materials Inc.	$106,125	$1,112,900
30,000	Nobility Homes Inc.	349,956	503,250
42,000	Skyline Corp.†	256,482	252,840

		712,563	1,868,990

	Real Estate Investment Trusts — 0.1%
15,000	Gaming and Leisure Properties Inc.	189,641	565,050
29,000	Rayonier Inc.	454,837	834,330

		644,478	1,399,380

	TOTAL COMMON STOCKS	984,229,924	1,737,217,892

	CLOSED-END FUNDS — 0.7%
130,000	Altaba Inc.†	2,884,194	7,082,400
4,285	Royce Global Value Trust Inc.	37,280	41,179
30,000	Royce Value Trust Inc.	368,797	437,700
90,302	The Central Europe, Russia, and Turkey Fund Inc.	2,597,549	1,977,614
143,158	The New Germany Fund Inc.	1,894,588	2,380,718

		7,782,408	11,919,611

	TOTAL CLOSED-END FUNDS	7,782,408	11,919,611

	CONVERTIBLE PREFERRED STOCKS — 0.1%
	Telecommunications — 0.1%
21,000	Cincinnati Bell Inc., 6.750%, Ser. B	515,202	1,050,210

	RIGHTS — 0.0%
	Entertainment — 0.0%
139,123	Media General Inc., expire 12/31/17†	0	237,900

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 1.1%
$20,260,000	U.S. Treasury Bills, 0.672% to 1.111%††, 08/10/17 to 12/21/17	20,205,521	20,206,013

TOTAL INVESTMENTS — 100.0%		$1,012,733,055	1,770,631,626

Number of Contracts		Expiration Date	Unrealized Appreciation
	FUTURES CONTRACTS — SHORT POSITION
(360)	S&P 500 E-Mini Futures(b)	09/15/17	$111,750

			Market Value
Other Assets and Liabilities (Net)			1,422,474

PREFERRED STOCK (12,520,529 preferred shares outstanding)			(412,913,225)

NET ASSETS — COMMON STOCK (219,808,898 common shares outstanding)			$1,359,252,625

NET ASSET VALUE PER COMMON SHARE ($1,359,252,625 ÷ 219,808,898 shares outstanding)			$6.18

(a)	Securities, or a portion thereof, with a value of $48,892,600 were pledged as collateral for futures contracts.
(b)	At June 30, 2017, all of the futures contracts sold were held at UBS Securities LLC.
†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
SDR	Swedish Depositary Receipt

Geographic Diversification	% of Total Investments	Market Value
North America	81.5%	$1,442,824,167
Europe	14.2	250,694,410
Latin America	2.3	41,290,245
Japan	2.0	35,081,981
Asia/Pacific	0.0 *	740,823

Total Investments	100.0%	$1,770,631,626

*	Amount represents less than 0.05%

See accompanying notes to financial statements.

The Gabelli Equity Trust Inc.

Statement of Assets and Liabilities

June 30, 2017 (Unaudited)

Assets:
Investments, at value (cost $1,012,733,055)	$1,770,631,626
Foreign currency, at value (cost $37,252)	37,194
Cash	3,266
Deposit at brokers	1,742,400
Receivable for investments sold	449,335
Dividends receivable	2,690,468
Deferred offering expense	77,977
Prepaid expenses	14,452

Total Assets	1,775,646,718

Liabilities:
Distributions payable	243,242
Payable for investments purchased	80,540
Payable for investment advisory fees	2,127,292
Payable for payroll expenses	46,629
Payable for accounting fees	11,250
Payable for auction agent fees (a)	873,578
Variation margin payable	16,200
Other accrued expenses	82,137

Total Liabilities	3,480,868

Cumulative Preferred Stock, $0.001 par value:
Series C (Auction Rate, $25,000 liquidation value, 5,200 shares authorized with 2,880 shares issued and outstanding)	72,000,000
Series D (5.875%, $25 liquidation value, 3,000,000 shares authorized with 2,363,860 shares issued and outstanding)	59,096,500
Series E (Auction Rate, $25,000 liquidation value, 2,000 shares authorized with 1,120 shares issued and outstanding)	28,000,000
Series G (5.000%, $25 liquidation value, 3,280,477 shares authorized with 2,779,796 shares issued and outstanding)	69,494,900
Series H (5.000%, $25 liquidation value, 4,198,880 shares authorized with 4,172,873 shares issued and outstanding)	104,321,825
Series J (5.450%, $25 liquidation value, 4,500,000 shares authorized with 3,200,000 shares issued and outstanding)	80,000,000

Total Preferred Stock	412,913,225

Net Assets Attributable to Common Shareholders	$1,359,252,625

Net Assets Attributable to Common Shareholders Consist of:
Paid-in capital	$609,406,934
Distributions in excess of net investment income	(445,227)
Distributions in excess of net realized gain on investments, futures contracts, and foreign currency transactions	(7,728,225)
Net unrealized appreciation on investments	757,898,571
Net unrealized appreciation on futures contracts	111,750
Net unrealized appreciation on foreign currency translations	8,822

Net Assets	$1,359,252,625

Net Asset Value per Common Share:
($1,359,252,625 ÷ 219,808,898 shares outstanding at $0.001 par value; 237,024,900 shares authorized)	$6.18

(a)	This amount represents auction agent fees accrued for earlier fiscal periods, and not for the period covered by this report.

Statement of Operations

For the Six Months Ended June 30, 2017 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $713,801)	$16,430,757
Interest	(712,914)*

Total Investment Income	15,717,843

Expenses:
Investment advisory fees	8,707,252
Shareholder communications expenses	182,164
Custodian fees	107,063
Payroll expenses	90,202
Directors’ fees	89,542
Shareholder services fees	71,333
Legal and audit fees	49,110
Accounting fees	22,500
Interest expense	1,074
Miscellaneous expenses	195,699

Total Expenses	9,515,939

Less:
Advisory fee reduction on unsupervised assets (See Note 3)	(2,240)
Expenses paid indirectly by broker (See Note 3)	(5,847)
Custodian fee credits	(830)

Total Reductions and Credits	(8,917)

Net Expenses	9,507,022

Net Investment Income	6,210,821

Net Realized and Unrealized Gain/(Loss) on Investments, Futures Contracts, and Foreign Currency:
Net realized gain on investments	12,830,270
Net realized loss on futures contracts	(3,079,809)
Net realized loss on foreign currency transactions	(5,292)

Net realized gain on investments, futures contracts, and foreign currency transactions	9,745,169

Net change in unrealized appreciation/depreciation:
on investments	133,872,327
on futures contracts	516,807
on foreign currency translations	24,840

Net change in unrealized appreciation/ depreciation on investments, futures contracts, and foreign currency translations	134,413,974

Net Realized and Unrealized Gain/(Loss) on Investments, Futures Contracts, and Foreign Currency	144,159,143

Net Increase in Net Assets Resulting from Operations	150,369,964

Total Distributions to Preferred Shareholders	(8,984,273)

Net Increase in Net Assets Attributable to Common Shareholders Resulting from Operations	$141,385,691

*	Includes amortization of bond premiums which exceeded the aggregate of interest accrued to income for the period.

See accompanying notes to financial statements.

The Gabelli Equity Trust Inc.

Statement of Changes in Net Assets Attributable to Common Shareholders

	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31, 2016
Operations:
Net investment income	$6,210,821		$15,423,713
Net realized gain on investments, futures contracts, and foreign currency transactions	9,745,169		131,917,570
Net change in unrealized appreciation/depreciation on investments, futures contracts, and foreign currency translations	134,413,974		34,137,256

Net Increase in Net Assets Resulting from Operations	150,369,964		181,478,539

Distributions to Preferred Shareholders:
Net investment income	(3,992,311	)*	(2,007,644)
Net realized gain	(4,991,962	)*	(14,203,236)

Total Distributions to Preferred Shareholders	(8,984,273)		(16,210,880)

Net Increase in Net Assets Attributable to Common Shareholders Resulting from Operations	141,385,691		165,267,659

Distributions to Common Shareholders:
Net investment income	(1,973,162	)*	(16,172,854)
Net realized gain	(1,973,161	)*	(114,416,126)
Return of capital	(61,825,727	)*	(957,245)

Total Distributions to Common Shareholders	(65,772,050)		(131,546,225)

Fund Share Transactions:
Net decrease in net assets from preferred offering cost charged to capital	—		(2,845,000)
Net increase in net assets from common shares issued upon reinvestment of distributions	3,504,067		—
Net increase in net assets from repurchase of preferred shares	19,887		81,639

Net Increase/(Decrease) in Net Assets from Fund Share Transactions	3,523,954		(2,763,361)

Net Increase in Net Assets Attributable to Common Shareholders	79,137,595		30,958,073

Net Assets Attributable to Common Shareholders:
Beginning of year	1,280,115,030		1,249,156,957

End of period (including undistributed net investment income of $0 and $0, respectively)	$1,359,252,625		$1,280,115,030

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.

See accompanying notes to financial statements.

The Gabelli Equity Trust Inc.

Financial Highlights

Selected data for a common share outstanding throughout each period:

	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
			2016		2015		2014	2013	2012
Operating Performance:
Net asset value, beginning of year	$5.84		$5.70		$6.78		$7.23	$5.60	$5.20

Net investment income	0.03		0.07		0.06		0.07	0.06	0.09
Net realized and unrealized gain/(loss) on investments, futures contracts, swap contracts, and foreign currency transactions	0.65		0.75		(0.44)		0.30	2.26	0.97

Total from investment operations	0.68		0.82		(0.38)		0.37	2.32	1.06

Distributions to Preferred Shareholders: (a)
Net investment income	(0.02	)*	(0.01)		(0.01)		(0.01)	(0.01)	(0.03)
Net realized gain	(0.02	)*	(0.06)		(0.05)		(0.05)	(0.06)	(0.05)

Total distributions to preferred shareholders	(0.04)		(0.07)		(0.06)		(0.06)	(0.07)	(0.08)

Net Increase/(Decrease) in Net Assets Attributable to Common Shareholders Resulting from Operations	0.64		0.75		(0.44)		0.31	2.25	0.98

Distributions to Common Shareholders:
Net investment income	(0.01	)*	(0.08)		(0.05)		(0.05)	(0.05)	(0.06)
Net realized gain	(0.01	)*	(0.52)		(0.44)		(0.49)	(0.57)	(0.11)
Return of capital	(0.28	)*	(0.00	)(b)	(0.15)		(0.10)	—	(0.39)

Total distributions to common shareholders	(0.30)		(0.60)		(0.64)		(0.64)	(0.62)	(0.56)

Fund Share Transactions:
Increase/decrease in net asset value from common share transactions	—		—		—		(0.12)	0.00 (b)	—
Increase in net asset value from repurchase of preferred shares	0.00	(b)	0.00	(b)	0.00	(b)	0.00 (b)	0.00 (b)	—
Offering costs and adjustment to offering costs for preferred shares charged to paid-in capital	—		(0.01)		—		—	0.00 (b)	(0.02)

Total Fund share transactions	0.00	(b)	(0.01)		0.00	(b)	(0.12)	0.00 (b)	(0.02)

Net Asset Value Attributable to Common Shareholders, End of Period	$6.18		$5.84		$5.70		$6.78	$7.23	$5.60

NAV total return †	11.04%		13.66%		(6.85)%		4.68%	41.90%	19.05%

Market value, end of period	$6.18		$5.52		$5.31		$6.47	$7.75	$5.58

Investment total return ††	13.65%		15.71%		(8.54)%		(6.08)%	52.44%	23.62%

Ratios to Average Net Assets and Supplemental Data:
Net assets including liquidation value of preferred shares, end of period (in 000’s)	$1,772,166		$1,693,448		$1,582,823		$1,820,361	$1,712,663	$1,384,961
Net assets attributable to common shares, end of period (in 000’s)	$1,359,253		$1,280,115		$1,249,157		$1,486,491	$1,378,436	$1,050,451
Ratio of net investment income to average net assets attributable to common shares before preferred distributions	0.93	%(c)	1.23%		0.91%		0.82%	0.84%	1.54%
Ratio of operating expenses to average net assets attributable to common shares:
before fee reductions	1.43	%(c)(d)	1.44	%(d)	1.36	%(d)	1.37%	1.40%	1.48%
net of fee reductions, if any	1.43	%(c)(d)	1.44	%(d)	1.25	%(d)	1.33%	1.40%	1.48%
Ratio of operating expenses to average net assets including liquidation value of preferred shares:
before fee reductions	1.09	%(c)(d)	1.10	%(d)	1.10	%(d)	1.10%	1.10%	1.12%
net of fee reductions, if any	1.09	%(c)(d)	1.10	%(d)	1.01	%(d)	1.07%	1.10%	1.12%
Portfolio turnover rate	2.1%		12.7%		8.9%		10.9%	10.0%	4.2%

See accompanying notes to financial statements.

The Gabelli Equity Trust Inc.

Financial Highlights (Continued)

	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31,
		2016	2015	2014	2013	2012
Cumulative Preferred Stock:
Auction Rate Series C
Liquidation value, end of period (in 000’s)	$72,000	$72,000	$72,000	$72,000	$72,000	$72,000
Total shares outstanding (in 000’s)	3	3	3	3	3	3
Liquidation preference per share	$25,000	$25,000	$25,000	$25,000	$25,000	$25,000
Liquidation value(e)	$25,000	$25,000	$25,000	$25,000	$25,000	$25,000
Asset coverage per share(f)	$107,297	$102,426	$118,593	$136,308	$128,106	$103,507
5.875% Series D
Liquidation value, end of period (in 000’s)	$59,097	$59,097	$59,097	$59,097	$59,097	$59,097
Total shares outstanding (in 000’s)	2,364	2,364	2,364	2,364	2,364	2,364
Liquidation preference per share	$25.00	$25.00	$25.00	$25.00	$25.00	$25.00
Average market value(g)	$25.97	$26.22	$25.69	$25.21	$25.27	$25.75
Asset coverage per share(f)	$107.30	$102.43	$118.59	$136.31	$128.11	$103.51
Auction Rate Series E
Liquidation value, end of period (in 000’s)	$28,000	$28,000	$28,000	$28,000	$28,000	$28,000
Total shares outstanding (in 000’s)	1	1	1	1	1	1
Liquidation preference per share	$25,000	$25,000	$25,000	$25,000	$25,000	$25,000
Liquidation value(e)	$25,000	$25,000	$25,000	$25,000	$25,000	$25,000
Asset coverage per share(f)	$107,297	$102,426	$118,593	$136,308	$128,106	$103,507
5.000% Series G
Liquidation value, end of period (in 000’s)	$69,495	$69,743	$69,925	$70,099	$70,373	$70,413
Total shares outstanding (in 000’s)	2,780	2,791	2,797	2,804	2,815	2,817
Liquidation preference per share	$25.00	$25.00	$25.00	$25.00	$25.00	$25.00
Average market value(g)	$24.14	$24.67	$23.78	$23.32	$23.91	$26.01
Asset coverage per share(f)	$107.30	$102.43	$118.59	$136.31	$128.11	$103.51
5.000% Series H
Liquidation value, end of period (in 000’s)	$104,322	$104,494	$104,644	$104,674	$104,757	$105,000
Total shares outstanding (in 000’s)	4,173	4,180	4,186	4,187	4,190	4,200
Liquidation preference per share	$25.00	$25.00	$25.00	$25.00	$25.00	$25.00
Average market value(g)	$24.24	$25.00	$24.33	$22.82	$23.85	$25.55
Asset coverage per share(f)	$107.30	$102.43	$118.59	$136.31	$128.11	$103.51
5.450% Series J
Liquidation value, end of period (in 000’s)	$80,000	$80,000	—	—	—	—
Total shares outstanding (in 000’s)	3,200	3,200	—	—	—	—
Liquidation preference per share	$25.00	$25.00	—	—	—	—
Average market value(g)	$25.02	$25.43	—	—	—	—
Asset coverage per share(f)	$107.30	$102.43	—	—	—	—
Asset Coverage(h)	429%	410%	474%	545%	512%	414%

†

For six months ended June 30, 2017 and the years ended December 31, 2016, 2015, 2014, and 2013 based on net asset value per share, adjusted for reinvestment of distributions at net asset value on the ex-dividend date. The year ended 2012 was based on net asset value per share, adjusted for reinvestment of distributions at prices obtained under the Fund’s dividend reinvestment plan. Total return for a period of less than one year is not annualized.

††

Based on market value per share, adjusted for reinvestment of distributions at prices determined under the Fund’s dividend reinvestment plan. Total return for a period of less than one year is not annualized.

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.
(a)	Calculated based on average common shares outstanding on the record dates through each period.
(b)	Amount represents less than $0.005 per share.
(c)	Annualized.
(d)

The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the six months ended June 30, 2017 and the years ended December 31, 2016 and 2015, there was no impact on the expense ratios.

(e)	Since February 2008, the weekly auctions have failed. Holders that have submitted orders have not been able to sell any or all of their shares in the auction.
(f)	Asset coverage per share is calculated by combining all series of preferred stock.
(g)	Based on weekly prices.
(h)	Asset coverage is calculated by combining all series of preferred stock.

See accompanying notes to financial statements.

The Gabelli Equity Trust Inc.

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Equity Trust Inc. (the “Fund”) is a non-diversified closed-end management investment company organized as a Maryland corporation on May 20, 1986 and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), whose primary objective is long term growth of capital with income as a secondary objective. Investment operations commenced on August 21, 1986.

The Fund will invest at least 80% of its assets in equity securities under normal market conditions (the “80% Policy”). The 80% Policy may be changed without shareholder approval. The Fund will provide shareholders with notice at least sixty days prior to the implementation of any changes in the 80% Policy.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The Gabelli Equity Trust Inc.

Notes to Financial Statements (Unaudited) (Continued)

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of June 30, 2017 is as follows:

	Valuation Inputs			Total Market Value at 6/30/17
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Aerospace and Defense	$39,417,747	—	$111,802	$39,529,549
Business Services	59,746,029	—	0	59,746,029
Energy and Utilities	68,807,492	$48	0	68,807,540
Manufactured Housing and Recreational
Vehicles	1,365,740	503,250	—	1,868,990
Other Industries (a)	1,567,265,784	—	—	1,567,265,784
Total Common Stocks	1,736,602,792	503,298	111,802	1,737,217,892
Closed-End Funds	11,919,611	—	—	11,919,611
Convertible Preferred Stocks (a)	1,050,210	—	—	1,050,210
Rights (a)	—	—	237,900	237,900
U.S. Government Obligations	—	20,206,013	—	20,206,013
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$1,749,572,613	$20,709,311	$349,702	$1,770,631,626
OTHER FINANCIAL INSTRUMENTS:*
ASSETS (Net Unrealized Appreciation):
EQUITY CONTRACTS
Index Futures Contracts—Short Position	$111,750	—	—	$111,750

(a)	Please refer to the Schedule of Investments (“SOI”) for the industry classifications of these portfolio holdings.
*	Other financial instruments are derivatives reflected in the SOI, such as options, futures, forwards, and swaps, which may be valued at the unrealized appreciation/depreciation of the instrument.

The Fund did not have material transfers among Level 1, Level 2, and Level 3 during the six months ended June 30, 2017. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

The Gabelli Equity Trust Inc.

Notes to Financial Statements (Unaudited) (Continued)

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

Collateral requirements differ by type of derivative. Collateral requirements are set by the broker or exchange clearing house for exchange traded derivatives, while collateral terms are contract specific for derivatives traded over-the-counter. Securities pledged to cover obligations of the Fund under derivative contracts are noted in

The Gabelli Equity Trust Inc.

Notes to Financial Statements (Unaudited) (Continued)

the Schedule of Investments. Cash collateral, if any, pledged for the same purpose will be reported separately in the Statement of Assets and Liabilities.

The Fund’s policy with respect to offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

The Fund’s derivative contracts held at June 30, 2017, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Swap Agreements. The Fund may enter into equity contract for difference swap transactions for the purpose of increasing the income of the Fund. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an equity contract for difference swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short term interest rates and the returns on the Fund’s portfolio securities at the time an equity contract for difference swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction.

During the six months ended June 30, 2017, the Fund held no investments in equity contract for difference swap agreements.

Futures Contracts. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are included in unrealized appreciation/depreciation on futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.

There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Open positions in futures contracts at June 30, 2017 are presented within the Schedule of Investments.

The Fund’s volume of equity futures contracts held during the six months ended June 30, 2017 had an average monthly notional amount of approximately $34,044,175 while outstanding.

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Notes to Financial Statements (Unaudited) (Continued)

At June 30, 2017, the Fund’s derivative liabilities (by type) are as follows:

	Gross Amount of Recognized Liabilities Presented in the Statement of Assets and Liabilities	Gross Amount Available for Offset in the Statement of Assets and Liabilities	Net Amount of Liabilities Presented in the Statement of Assets and Liabilities
Liabilities
Futures Contracts	$16,200	—	$16,200

At June 30, 2017, the Fund’s derivative liabilities (by counterparty) are as follows:

	Net Amounts Not Offset in the Statement of Assets and Liabilities
	Net Amount of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Counterparty
UBS Securities LLC	$16,200	$(16,200)	—	—

As of June 30, 2017, the equity risk exposure associated with the futures contracts can be found in the Statement of Assets and Liabilities, under Liabilities, Variation margin payable. For the six months ended June 30, 2017, the effect of futures contracts with equity risk exposure can be found in the Statement of Operations, under Net Realized and Unrealized Gain/(Loss) on Investments, Futures Contracts, and Foreign Currency, Net realized loss on futures contracts, and Net change in unrealized appreciation/depreciation on futures contracts.

Limitations on the Purchase and Sale of Futures Contracts, Certain Options, and Swaps. Subject to the guidelines of the Board, the Fund may engage in “commodity interest” transactions (generally, transactions in futures, certain options, certain currency transactions, and certain types of swaps) only for bona fide hedging or other permissible transactions in accordance with the rules and regulations of the Commodity Futures Trading Commission (“CFTC”). Pursuant to amendments by the CFTC to Rule 4.5 under the Commodity Exchange Act (“CEA”), the Adviser has filed a notice of exemption from registration as a “commodity pool operator” with respect to the Fund. The Fund and the Adviser are therefore not subject to registration or regulation as a commodity pool operator under the CEA. In addition, certain trading restrictions are now applicable to the Fund as of January 1, 2013. These trading restrictions permit the Fund to engage in commodity interest transactions that include (i) “bona fide hedging” transactions, as that term is defined and interpreted by the CFTC and its staff, without regard to the percentage of the Fund’s assets committed to margin and options premiums and (ii) non-bona fide hedging transactions, provided that the Fund does not enter into such non-bona fide hedging transactions if, immediately thereafter, either (a) the sum of the amount of initial margin deposits on the Fund’s existing futures positions or swaps positions and option or swaption premiums would exceed 5% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions, or (b) the aggregate net notional value of the Fund’s commodity interest transactions would not exceed 100% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions. Therefore, in order to claim the Rule 4.5 exemption, the Fund is limited in its ability to invest in commodity futures, options, and certain types of swaps (including securities futures, broad based stock index futures, and financial futures contracts). As a result, in the future the Fund

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Notes to Financial Statements (Unaudited) (Continued)

will be more limited in its ability to use these instruments than in the past, and these limitations may have a negative impact on the ability of the Adviser to manage the Fund, and on the Fund’s performance.

Investments in Other Investment Companies. The Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the “Acquired Funds”) in accordance with the 1940 Act and related rules. Shareholders in the Fund would bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. For the six months ended June 30, 2017, the Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was less than 1 basis point.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 10% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and, accordingly, the Board will monitor their liquidity. At June 30, 2017, the Fund held no restricted securities.

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Notes to Financial Statements (Unaudited) (Continued)

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Custodian Fee Credits and Interest Expense. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fess. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “Custodian fee credits.” When cash balances are overdrawn, the Fund is charged an overdraft fee of 110% of the 90 day U.S. Treasury Bill rate on outstanding balances. This amount, if any, would be included in the Statement of Operations.

Distributions to Shareholders. Distributions to common shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

Under the Fund’s current common share distribution policy, the Fund declares and pays quarterly distributions from net investment income, capital gains, and paid-in capital. The actual source of the distribution is determined after the end of the year. Pursuant to this policy, distributions during the year may be made in excess of required distributions. To the extent such distributions are made from current earnings and profits, they are considered ordinary income or long term capital gains. The Fund’s current distribution policy may restrict the Fund’s ability to pass through to shareholders all of its net realized long term capital gains as a Capital Gain Dividend and may cause such gains to be treated as ordinary income. Distributions sourced from paid-in capital should not be considered as dividend yield or the total return from an investment in the Fund. The Board will continue to monitor the Fund’s distribution level, taking into consideration the Fund’s NAV and the financial market environment. The Fund’s distribution policy is subject to modification by the Board at any time.

Distributions to shareholders of the Fund’s Series C Auction Rate Cumulative Preferred Stock, 5.875% Series D Cumulative Preferred Stock, Series E Auction Rate Cumulative Preferred Stock, 5.000% Series G Cumulative Preferred Stock, 5.000% Series H Cumulative Preferred Stock, and 5.450% Series J Cumulative Preferred Stock (“Preferred Stock”) are recorded on a daily basis and are determined as described in Note 5.

The Gabelli Equity Trust Inc.

Notes to Financial Statements (Unaudited) (Continued)

The tax character of distributions paid during the year ended December 31, 2016 was as follows:

	Common	Preferred
Distributions paid from:
Ordinary income (inclusive of short term capital gains)	$18,270,058	$2,267,984
Net long term capital gains	112,318,922	13,942,896
Return of capital.	957,245	—

Total distributions paid	$131,546,225	$16,210,880

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

As of December 31, 2016, the components of accumulated earnings/losses on a tax basis were as follows:

Net unrealized appreciation on investments, futures contracts, and foreign currency translations	$612,647,136
Other temporary differences*	(240,813)

Total.	$612,406,323

*	Other temporary differences were primarily due to distributions payable.

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2017:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$1,025,035,580	$801,564,621	$(55,968,575)	$745,596,046

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended June 30, 2017, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2017, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed weekly and paid monthly, equal on an annual basis to 1.00% of the value of the Fund’s average weekly net assets including the liquidation value of preferred stock. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio and oversees the administration of all aspects of the Fund’s business and affairs.

As per the approval of the Board, the Fund compensates officers of the Fund, who are employed by the Fund and are not employed by the Adviser (although the officers may receive incentive based variable compensation

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Notes to Financial Statements (Unaudited) (Continued)

from affiliates of the Adviser). During the six months ended June 30, 2017, the Fund paid or accrued $90,202 in payroll expenses in the Statement of Operations.

The Adviser has agreed to reduce the management fee on the incremental assets attributable to the Series C, Series D, and Series E Preferred Stock (“C, D, and E Preferred Stock”) if the total return of the NAV of the common shares of the Fund, including distributions and advisory fee subject to reduction, does not exceed the stated dividend rate of the C, D, and E Preferred Stock for the year. The Fund’s total return on the NAV of the common shares is monitored on a monthly basis to assess whether the total return on the NAV of the common shares exceeds the stated dividend rate of the C, D, and E Preferred Stock for the period. For the six months ended June 30, 2017, the Fund’s total return on the NAV of the common shares exceeded the dividend rate of the outstanding C, D, and E Preferred Stock. Thus, advisory fees of the C, D, and E Preferred Stock were accrued.

During the six months ended June 30, 2017, the Fund paid $12,938 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser.

During the six months ended June 30, 2017, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $5,847.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. During the six months ended June 30, 2017, the Fund paid or accrued $22,500 to the Adviser in connection with the cost of computing the Fund’s NAV.

There was a reduction in the advisory fee paid to the Adviser relating to certain portfolio holdings, i.e., unsupervised assets, of the Fund with respect to which the Adviser transferred dispositive and voting control to the Fund’s Proxy Voting Committee. During the six months ended June 30, 2017, the Fund’s Proxy Voting Committee exercised control and discretion over all rights to vote or consent with respect to such securities, and the Adviser reduced its fee with respect to such securities by $2,240.

The Fund pays each Director who is not considered an affiliated person an annual retainer of $15,000 plus $2,000 for each Board meeting attended. Each Director is reimbursed by the Fund for any out of pocket expenses incurred in attending meetings. All Board committee members receive $1,000 per meeting attended. The Audit Committee Chairman receives an annual fee of $3,000, the Proxy Voting Committee Chairman receives an annual fee of $1,500, and the Nominating Committee Chairman and the Lead Director each receives an annual fee of $2,000. A Director may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2017, other than short term securities and U.S. Government obligations, aggregated $35,715,020 and $66,577,600, respectively.

5. Capital. The Fund’s Articles of Incorporation, as amended, permit the Fund to issue 237,024,900 shares of common stock (par value $0.001) and authorizes the Board to increase its authorized shares from time to time. The Board has authorized the repurchase of its shares on the open market when the shares are trading

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Notes to Financial Statements (Unaudited) (Continued)

on the NYSE at a discount of 10% or more (or such other percentage as the Board may determine from time to time) from the NAV of the shares. During the six months ended June 30, 2017 and the year ended December 31, 2016, the Fund did not repurchase any shares of its common stock in the open market.

Transactions in shares of common stock were as follows:

	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31, 2016
	Shares	Amount	Shares	Amount
Net increase from common shares issued upon reinvestment of distributions	568,732	$3,504,067	—	—

On September 19, 2014, the Fund distributed one transferable right for each of the 191,839,279 common shares outstanding on that date. Seven rights were required to purchase one additional common share at the subscription price of $5.75 per share. On October 27, 2014, the Fund issued 27,405,612 common shares receiving net proceeds of $156,969,797, after the deduction of offering expenses of $612,472. The NAV of the Fund was reduced by $0.12 per share on the day the additional shares were issued. The additional shares were issued below NAV.

The Fund’s Articles of Incorporation, as amended, authorize the issuance of up to 18,000,000 shares of $0.001 par value Preferred Stock. The Preferred Stock is senior to the common stock and results in the financial leveraging of the common stock. Such leveraging tends to magnify both the risks and opportunities to common shareholders. Dividends on shares of the Preferred Stock are cumulative. The Fund is required by the 1940 Act and by the Fund’s Articles Supplementary to meet certain asset coverage tests with respect to the Preferred Stock. If the Fund fails to meet these requirements and does not correct such failure, the Fund may be required to redeem, in part or in full, the Series C, Series D, Series E, Series G, Series H, and Series J Preferred Stock at redemption prices of $25,000, $25, $25,000, $25, $25, and $25, respectively, per share plus an amount equal to the accumulated and unpaid dividends whether or not declared on such shares in order to meet these requirements. Additionally, failure to meet the foregoing asset coverage requirements could restrict the Fund’s ability to pay dividends to common shareholders and could lead to sales of portfolio securities at inopportune times. The income received on the Fund’s assets may vary in a manner unrelated to the fixed and variable rates, which could have either a beneficial or detrimental impact on net investment income and gains available to common shareholders.

For Series C and Series E Preferred Stocks, the dividend rates, as set by the auction process that is generally held every seven days, are expected to vary with short term interest rates. Since February 2008, the number of shares of Series C and Series E Preferred Stock subject to bid orders by potential holders has been less than the number of shares of Series C and Series E Preferred Stock subject to sell orders. Holders that have submitted sell orders have not been able to sell any or all of the Series C and Series E Preferred Stock for which they have submitted sell orders. Therefore, the weekly auctions have failed, and the dividend rate has been the maximum rate. For Series C and Series E Preferred Stock, the maximum auction rate is 175% of the “AA” Financial Composite Commercial Paper Rate. Existing Series C and Series E shareholders may submit an order to hold, bid, or sell such shares on each auction date, or trade their shares in the secondary market.

The Fund may redeem at any time, in whole or in part, the Series C, Series D, and Series E Preferred Stock at their respective redemption prices. In addition, the Board has authorized the repurchase of Series D Preferred

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Notes to Financial Statements (Unaudited) (Continued)

Stock in the open market at prices less than the $25 liquidation value per share. During the six months ended June 30, 2017 and the year ended December 31, 2016, the Fund did not repurchase or redeem any shares of Series C, Series D, and Series E Preferred Stock.

On March 31, 2016, the Fund received net proceeds of $77,212,332 (after underwriting discounts of $2,520,000 and offering expenses of $267,668) from the public offering of 3,200,000 shares of Series J Preferred.

Commencing July 31, 2017, September 27, 2017, and March 31, 2021, and anytime thereafter, the Fund, at its option, may redeem the Series G, Series H, and Series J Preferred Stock, respectively, in whole or in part at the redemption price. In addition, the Board has authorized the repurchase of the Series G and Series H Preferred Stock in the open market at prices less than the $25 liquidation value per share. During the six months ended June 30, 2017 and the year ended December 31, 2016, the Fund repurchased and retired 9,905 and 7,300 of the Series G Preferred in the open market at an investment of $235,625 and $169,201 and average discounts of approximately 4.89% and 7.33%, respectively from its liquidation preference. During the six months ended June 30, 2017 and the year ended December 31, 2016, the Fund repurchased and retired 6,900 and 6,000 of the Series H Preferred in the open market at an investment of $163,263 and $138,542 and an average discount of approximately 5.39% and 7.68%, respectively, from its liquidation preference.

The Fund has the authority to purchase its auction rate preferred shares through negotiated private transactions. The Fund is not obligated to purchase any dollar amount or number of auction rate preferred shares, and the timing and amount of any auction rate preferred shares purchased will depend on market conditions, share price, capital availability, and other factors. The Fund is not soliciting holders to sell these shares nor recommending that holders offer them to the Fund. Any offers can be accepted or rejected in the Fund’s discretion.

As of June 30, 2017, after considering the 2014 common share rights offering and the Series J Preferred offering, the Fund has approximately $262 million available for issuing additional common or preferred shares under the current shelf registration.

The following table summarizes Cumulative Preferred Stock information:

Series	Issue Date	Issued/ Authorized	Number of Shares Outstanding at 06/30/17	Net Proceeds	2017 Dividend Rate Range	Dividend Rate at 06/30/17	Accrued Dividends at 06/30/17
C Auction Rate	June 27, 2002	5,200	2,880	$128,246,557	0.963% to 2.030%	2.030%	$12,180
D 5.875%	October 7, 2003	3,000,000	2,363,860	$72,375,842	Fixed Rate	5.875%	$48,221
E Auction Rate	October 7, 2003	2,000	1,120	$49,350,009	1.085% to 2.030%	2.030%	$1,579
G 5.000%	August 1, 2012	3,280,477	2,779,796	$69,407,417	Fixed Rate	5.000%	$60,556
H 5.000%	September 28, 2012	4,198,880	4,172,873	$100,865,695	Fixed Rate	5.000%	$48,260
J 5.450%	March 28, 2016	4,500,000	3,200,000	$77,212,332	Fixed Rate	5.450%	$72,446

The holders of Preferred Stock generally are entitled to one vote per share held on each matter submitted to a vote of shareholders of the Fund and will vote together with holders of common stock as a single class. The holders of Preferred Stock voting together as a single class also have the right currently to elect two Directors and, under certain circumstances, are entitled to elect a majority of the Board of Directors. In addition, the affirmative vote of a majority of the votes entitled to be cast by holders of all outstanding shares of the preferred stock, voting as a single class, will be required to approve any plan of reorganization adversely affecting the preferred stock, and the approval of two-thirds of each class, voting separately, of the Fund’s outstanding voting stock must approve the conversion of the Fund from a closed-end to an open-end investment company. The approval of a majority (as defined in the 1940 Act) of the outstanding preferred stock and a majority (as defined

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Notes to Financial Statements (Unaudited) (Continued)

in the 1940 Act) of the Fund’s outstanding voting securities are required to approve certain other actions, including changes in the Fund’s investment objectives or fundamental investment policies.

6. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

7. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Shareholder Meeting – May 15, 2017 – Final Results

The Fund’s Annual Meeting of Shareholders was held on May 15, 2017 at the Greenwich Library in Greenwich, Connecticut. At that meeting, common and preferred shareholders, voting together as a single class, elected Frank J. Fahrenkopf, Jr. and Salvatore J. Zizza as Directors of the Fund. A total of 185,498,286 votes and 185,902,618 votes were cast in favor of these Directors, and a total of 9,834,132 votes and 9,429,801 votes were withheld for these Directors, respectively. In addition, preferred shareholders, voting as a separate class, elected Anthony J. Colavita as a Director of the Fund. A total of 10,940,670 votes were cast in favor of this Director and a total of 400,973 votes were withheld for this Director.

Mario J. Gabelli, CFA, James P. Conn, Arthur V. Ferrara, Michael J. Ferrantino, and William F. Heitmann continue to serve in their capacities as Directors of the Fund.

We thank you for your participation and appreciate your continued support.

The Gabelli Equity Trust Inc.

Board Consideration and Re-Approval of Investment Advisory Agreements (Unaudited)

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), contemplates that the Board of Directors (the “Board”) of The Gabelli Equity Trust Inc. (the “Fund”), including a majority of the Directors who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Fund, as defined in the 1940 Act (the “Independent Board Members”), are required to annually review and re-approve the terms of the Fund’s existing investment advisory agreement and approve any newly proposed terms therein. In this regard, the Board reviewed and re-approved, during the most recent six month period covered by this report, the Investment Advisory Agreement (the “Advisory Agreement”) with Gabelli Funds, LLC (the “Adviser”) for the Fund.

More specifically, at a meeting held on May 17, 2017, the Board, including the Independent Board Members, considered the factors and reached the conclusions described below relating to the selection of the Adviser and the re-approval of the Advisory Agreement.

Nature, Extent, and Quality of Services.

The Independent Board Members considered information regarding the portfolio managers, the depth of the analyst pool available to the Adviser and the portfolio managers, the nature, quality, and extent of administrative and shareholder services supervised or provided by the Adviser, including portfolio management, supervision of Fund operations and compliance, and regulatory filings and disclosures to shareholders, general oversight of other service providers, review of Fund legal issues, assisting the Independent Board Members in their capacity as directors, and other services, and the absence of significant service problems reported to the Board. The Independent Board Members concluded that the services are extensive in nature and that the Adviser consistently delivered a high level of service.

Investment Performance of the Fund and Adviser.

The Independent Board Members considered short term and long term investment performance for the Fund over various periods of time as compared with relevant equity indices and the performance of other core, growth, and value equity closed-end funds included in the Broadridge peer category. The Independent Board Members noted that the Fund’s total return performance was above the average and median of a select group of peers for the one, five, and ten year periods ended March 31, 2017 but below those averages for the three year period ended March 31, 2017. The Independent Board Members concluded that the Adviser was delivering satisfactory performance results consistent with the investment strategies being pursued by the Fund.

Costs of Services and Profits Realized by the Adviser.

(a) Costs of Services to Fund: Fees and Expenses. The Independent Board Members considered the Fund’s advisory fee rate and expense ratio relative to industry averages for the Fund’s Broadridge peer group category and the advisory fees charged by the Adviser and its affiliates to other fund and non-fund clients. The Independent Board Members noted that the mix of services under the Advisory Agreement is much more extensive than those under the advisory agreements for non-fund clients. The Independent Board Members noted that the “other non-advisory expenses” paid by the Fund are above the average and median for the Fund’s Broadridge peer group category and below the average and median for a select group of peers, and that management and gross advisory fees and total expenses were above the average and median of the Broadridge peer group range and a select group of peers. They took note of the fact that the use of leverage impacts comparative expenses to peer funds, not all of which utilize leverage. The Independent Board Members were aware that

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Board Consideration and Re-Approval of Investment Advisory Agreements (Unaudited) (Continued)

the Adviser waives its fee on the incremental liquidation value of the Fund’s Series C, Series D, and Series E preferred stock if the total return on net asset value of the common stock does not exceed the stated dividend rate or net swap expense for the Series C, Series D, and Series E preferred stock, as applicable, for the year after consideration of the reinvestment of distributions and the advisory fees attributable to the incremental liquidation value of the Series C, Series D, and Series E preferred stock, and that the comparative “total expense ratio” and “other expense” information reflected these waivers, if applicable. The Independent Board Members concluded that the fee is acceptable based upon the qualifications, experience, reputation, and performance of the Adviser.

(b) Profitability and Costs of Services to Adviser.

The Independent Board Members considered the Adviser’s overall profitability and costs. The Independent Board Members referred to the Board Materials for the pro forma income statements for the Adviser and the Fund for the period ended December 31, 2016. They noted the pro forma estimates of the Adviser’s profitability and costs attributable to the Fund, both as part of the Fund Complex and under the assumption that the Fund constituted the Adviser’s only investment company under its management. The Independent Board Members also considered whether the amount of profit is a fair entrepreneurial profit for the management of the Fund and noted that the Adviser has substantially increased its resources devoted to Fund matters in response to regulatory requirements and new or enhanced Fund policies and procedures. The Independent Board Members concluded that the absolute advisory fee was reasonable despite the absence of breakpoints, particularly in light of the above average performance over time.

Extent of Economies of Scale as Fund Grows.

The Independent Board Members considered whether there have been economies of scale with respect to the management of the Fund and whether the Fund has appropriately benefited from any economies of scale. The Independent Board Members noted that, although the ability of the Fund to realize economies of scale through growth is more limited than for an open-end fund, economies of scale may develop for certain funds as their assets increase and their fund level expenses decline as a percentage of assets, but that fund level economies of scale may not necessarily result in Adviser level economies of scale. The Independent Board Members were aware that economies can be shared through an adviser’s investment in its fund advisory business and noted that the Adviser increased personnel and resources devoted to the Gabelli/GAMCO fund complex in recent years, which could benefit the Fund.

Whether Fee Levels Reflect Economies of Scale.

The Independent Board Members also considered whether the advisory fee rate is reasonable in relation to the asset size of the Fund and any economies of scale that may exist, and concluded that the Fund’s current fee schedule (without breakpoints) was considered reasonable, particularly in light of the Fund’s above average performance over time.

Other Relevant Considerations.

(a) Adviser Personnel and Methods. The Independent Board Members considered the size, education, and experience of the Adviser’s staff, the Adviser’s fundamental research capabilities, and the Adviser’s approach to recruiting, training, and retaining portfolio managers and other research and management personnel, and

The Gabelli Equity Trust Inc.

Board Consideration and Re-Approval of Investment Advisory Agreements (Unaudited) (Continued)

concluded that, in each of these areas, the Adviser was structured in such a way to support the high level of services being provided to the Fund.

(b) Other Benefits to the Adviser. The Independent Board Members also considered the character and amount of other incidental benefits received by the Adviser and its affiliates from its association with the Fund. The Independent Board Members considered the brokerage commissions paid to an affiliate of the Adviser. The Independent Board Members concluded that potential “fall-out” benefits that the Adviser and its affiliates may receive, such as brokerage commissions paid to an affiliated broker, greater name recognition, or increased ability to obtain research services, appear to be reasonable and may in some cases benefit the Fund.

Conclusions

In considering the Advisory Agreement, the Independent Board Members did not identify any factor as all important or all controlling, and instead considered these factors collectively in light of the Fund’s surrounding circumstances. Based on this review, it was the judgment of the Independent Board Members that shareholders had received satisfactory absolute and relative performance over time consistent with the investment strategies being pursued by the Fund at reasonable fees and, therefore, continuation of the Advisory Agreement was in the best interests of the Fund and its shareholders. As a part of its decision making process, the Independent Board Members noted that the Adviser has managed the Fund since its inception, and the Independent Board Members believe that a long term relationship with a capable, conscientious adviser is in the best interests of the Fund. The Independent Board Members considered, generally, that shareholders invested in the Fund knowing that the Adviser managed the Fund and knowing its investment advisory fee. As such, the Independent Board Members considered, in particular, whether the Adviser managed the Fund in accordance with its investment objectives and policies as disclosed to shareholders. The Independent Board Members concluded that the Fund was managed by the Adviser in a manner consistent with its investment objectives and policies. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the Advisory Agreement to the full Board.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was fair and reasonable in relation to the quality of services provided and in light of the other factors described above that the Board Members deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement. The Board Members based their decision on evaluations of all these factors as a whole and did not consider any one factor as all important or controlling.

THE GABELLI EQUITY TRUST INC.

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. He is also Executive Chairman of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Christopher J. Marangi joined Gabelli in 2003 as a research analyst. Currently he is a Managing Director and Co-Chief Investment Officer for GAMCO Investors, Inc.’s Value team. In addition, he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Mr. Marangi graduated magna cum laude and Phi Beta Kappa with a BA in Political Economy from Williams College and holds an MBA degree with honors from Columbia Business School.

Kevin V. Dreyer joined Gabelli in 2005 as a research analyst covering companies within the consumer sector. Currently he is a Managing Director and Co-Chief Investment Officer for GAMCO Investors, Inc.’s Value team. In addition, he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Mr. Dreyer received a BSE from the University of Pennsylvania and an MBA degree from Columbia Business School.

Robert D. Leininger, CFA, joined GAMCO Investors, Inc. in 1993 as an equity analyst. Subsequently, he was a partner and portfolio manager at Rorer Asset Management before rejoining GAMCO in 2010 where he currently serves as a portfolio manager of Gabelli Funds, LLC. Mr. Leininger is a magna cum laude graduate of Amherst College with a degree in Economics and holds an MBA degree from the Wharton School at the University of Pennsylvania.

Daniel M. Miller has been the portfolio manager of The Gabelli Focus Five Fund since inception of the investment strategy on January 1, 2012. He is also a Managing Director of GAMCO Investors, Inc. Mr. Miller joined the Firm in 2002 and graduated magna cum laude with a degree in finance from the University of Miami in Coral Gables, Florida.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “General Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “General Equity Funds.”

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

The NASDAQ symbol for the Net Asset Value is “XGABX.”

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may, from time to time, purchase its common shares in the open market when the Fund’s shares are trading at a discount of 10% or more from the net asset value of the shares. The Fund may also, from time to time, purchase its preferred shares in the open market when the preferred shares are trading at a discount to the liquidation value.

THE GABELLI EQUITY TRUST INC.

One Corporate Center

Rye, NY 10580-1422

t  800-GABELLI (800-422-3554)

f  914-921-5118

e info@gabelli.com

   GABELLI.COM

DIRECTORS

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Executive Chairman,

Associated Capital Group, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

James P. Conn

Former Managing Director &

Chief Investment Officer,

Financial Security Assurance

Holdings Ltd.

Frank J. Fahrenkopf, Jr.

Former President &

Chief Executive Officer,

American Gaming Association

Arthur V. Ferrara

Former Chairman &

Chief Executive Officer,

Guardian Life Insurance

Company of America

Michael J. Ferrantino

Chief Executive Officer,

InterEx, Inc.

William F. Heitmann

Former Senior Vice President

of Finance,

Verizon Communications, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President

Andrea R. Mango

Secretary & Vice President

Agnes Mullady

Vice President

John C. Ball

Treasurer

Richard J. Walz

Chief Compliance Officer

Carter W. Austin

Vice President

Molly A.F. Marion

Vice President & Ombudsman

David I. Schachter

Vice President

INVESTMENT ADVISER

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

CUSTODIAN

The Bank of New York Mellon

COUNSEL

Willkie Farr & Gallagher LLP

TRANSFER AGENT AND

REGISTRAR

Computershare Trust Company, N.A.

GAB Q2/2017

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

REGISTRANT PURCHASES OF EQUITY SECURITIES

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Month #1 01/01/17 through 01/31/17	Common – N/A Preferred Series D – N/A Preferred Series G – N/A Preferred Series H – 2,100 Preferred Series J – N/A	Common – N/A Preferred Series D – N/A Preferred Series G – N/A Preferred Series H – $22.93 Preferred Series J – N/A	Common – N/A Preferred Series D – N/A Preferred Series G – N/A Preferred Series H –2,100 Preferred Series J – N/A	Common – 219,240,166 Preferred Series D – 2,363,860 Preferred Series G – 2,789,701 Preferred Series H – 4,179,773 – 2,100 = 4,177,673 Preferred Series J – 3,200,000
Month #2 02/01/17 through 02/28/17	Common – N/A Preferred Series D – N/A Preferred Series G – 900 Preferred Series H – N/A Preferred Series J – N/A	Common – N/A Preferred Series D – N/A Preferred Series G – $23.39 Preferred Series H – N/A Preferred Series J – N/A	Common – N/A Preferred Series D – N/A Preferred Series G – 900 Preferred Series H – N/A Preferred Series J – N/A	Common – 219,240,166 Preferred Series D – 2,363,860 Preferred Series G –2,789,701 – 900 = 2,788,801 Preferred Series H – 4,177,673 Preferred Series J – 3,200,000
Month #3 03/01/17 through 03/31/17	Common – N/A Preferred Series D – N/A Preferred Series G – 9,005 Preferred Series H –4,800 Preferred Series J – N/A	Common – N/A Preferred Series D – N/A Preferred Series G – $23.80 Preferred Series H – $23.94 Preferred Series J – N/A	Common – N/A Preferred Series D – N/A Preferred Series G – 9,005 Preferred Series H – 4,800 Preferred Series J – N/A	Common – 219,240,166 Preferred Series D – 2,363,860 Preferred Series G – 2,788,801 – 9,005 = 2,779,796 Preferred Series H – 4,177,673 – 4,800 = 4,172,873 Preferred Series J – 3,200,000
Month #4 04/01/17 through 04/30/17	Common – N/A Preferred Series D – N/A Preferred Series G – N/A Preferred Series H – N/A Preferred Series J – N/A	Common – N/A Preferred Series D – N/A Preferred Series G – N/A Preferred Series H – N/A Preferred Series J – N/A	Common – N/A Preferred Series D – N/A Preferred Series G – N/A Preferred Series H – N/A Preferred Series J – N/A	Common – 219,240,166 Preferred Series D – 2,363,860 Preferred Series G – 2,779,796 Preferred Series H – 4,172,873 Preferred Series J – 3,200,000
Month #5 05/01/17 through - 05/31/17	Common – N/A Preferred Series D – N/A Preferred Series G – N/A Preferred Series H – N/A Preferred Series J – N/A	Common – N/A Preferred Series D – N/A Preferred Series G – N/A Preferred Series H – N/A Preferred Series J – N/A	Common – N/A Preferred Series D – N/A Preferred Series G – N/A Preferred Series H – N/A Preferred Series J – N/A	Common – 219,240,166 Preferred Series D – 2,363,860 Preferred Series G –2,779,796 Preferred Series H – 4,172,873 Preferred Series J – 3,200,000

Month#6 06/01/17 through - 06/30/17	Common – N/A Preferred Series D – N/A Preferred Series G – N/A Preferred Series H – N/A Preferred Series J – N/A	Common – N/A Preferred Series D – N/A Preferred Series G – N/A Preferred Series H – N/A Preferred Series J – N/A	Common – N/A Preferred Series D – N/A Preferred Series G – N/A Preferred Series H – N/A Preferred Series J – N/A	Common – 219,808,898 Preferred Series D – 2,363,860 Preferred Series G – 2,779,796 Preferred Series H – 4,172,873 Preferred Series J – 3,200,000
Total	Common – N/A Preferred Series D – N/A Preferred Series G – 9,905 Preferred Series H – 6,900 Preferred Series J – N/A	Common – N/A Preferred Series D – N/A Preferred Series G – $23.75 Preferred Series H – $23.38 Preferred Series J – N/A	Common – N/A Preferred Series D – N/A Preferred Series G – 9,905 Preferred Series H – 6,900 Preferred Series J – N/A	N/A

Footnote columns (c) and (d) of the table, by disclosing the following information in the aggregate for all plans or programs publicly announced:

a.	The date each plan or program was announced – The notice of the potential repurchase of common and preferred shares occurs quarterly in the Fund’s quarterly report in accordance with Section 23(c) of the Investment Company Act of 1940, as amended.

b.	The dollar amount (or share or unit amount) approved – Any or all common shares outstanding may be repurchased when the Fund’s common shares are trading at a discount of 10% or more from the net asset value of the shares.

Any or all preferred shares outstanding may be repurchased when the Fund’s preferred shares are trading at a discount to the liquidation value of $25.00.

c.	The expiration date (if any) of each plan or program – The Fund’s repurchase plans are ongoing.

d.	Each plan or program that has expired during the period covered by the table – The Fund’s repurchase plans are ongoing.

e.	Each plan or program the registrant has determined to terminate prior to expiration, or under which the registrant does not intend to make further purchases. – The Fund’s repurchase plans are ongoing.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Gabelli Equity Trust Inc.

By (Signature and Title)* /s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 8/24/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 8/24/2017

By (Signature and Title)* /s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date 8/24/2017

* Print the name and title of each signing officer under his or her signature.